Long-Term Debt	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 9: LONG-TERM DEBT

Long-term debt consisted of the following as of March 31:

	2020	2019
Secured convertible promissory note – Ecoark Holdings (a)	$-	$-
Credit facility – Trend Discovery SPV 1, LLC (b)	-	1,350
Senior secured bridge loan – Banner Midstream (c)	2,222	-
Note payable – LAH 1 (d)	110	-
Note payable – LAH 2 (e)	77	-
Note payable – Banner Midstream 1 (f)	303	-
Note payable – Banner Midstream 2 (g)	397	-
Note payable – Banner Midstream 3 (h)	500	-
Merchant Cash Advance (MCA) loan – Banner Midstream 1 (i)	361	-
MCA loan – Banner Midstream 2 (j)	175	-
MCA loan – Banner Midstream 3 (k)	28	-
Note payable – Banner Midstream – Alliance Bank (l)	1,239	-
Commercial loan – Pinnacle Frac – Firstar Bank (m)	952	-
Auto loan 1 – Pinnacle Vac – Firstar Bank (n)	40	-
Auto loan 2 – Pinnacle Frac – Firstar Bank (o)	52	-
Auto loan 3 – Pinnacle Vac – Ally Bank (p)	42	-
Auto loan 4 – Pinnacle Vac – Ally Bank (q)	47	-
Auto loan 5 – Pinnacle Vac – Ally Bank (r)	44	-
Auto loan 6 – Capstone – Ally Bank (s)	97	-
Tractor loan 7 – Capstone – Tab Bank (t)	235	-
Equipment loan – Shamrock – Workover Rig (u)	50	-
Total long-term debt	6,971	1,350
Less: debt discount	(149)	-
Less: current portion	(6,401)	(1,350)
Long-term debt, net of current portion	$421	$-

(a)	Ecoark Holdings had a secured convertible promissory note ("convertible note") bearing interest at 10% per annum, entered into on January 10, 2017 for $500 with the principal due in one lump sum payment on or before July 10, 2018. The principal along with accrued interest of $11 was paid on July 2, 2018. Interest expense on the long-term debt for the years ended March 31, 2020 and 2019 was $0 and $12, respectively.

(b)	On December 28, 2018, the Company entered into a $10,000 credit facility that includes a loan and security agreement (the "Agreement") where the lender agreed to make one or more loans to the Company, and the Company may make a request for a loan or loans from the lender, subject to the terms and conditions. The Company is required to pay interest biannually on the outstanding principal amount of each loan calculated at an annual rate of 12%. The loans are evidenced by demand notes executed by the Company. The Company is able to request draws from the lender up to $1,000 with a cap of $10,000, including the $1,000 advanced on December 28, 2018 and an additional $350 advanced through March 31, 2019, resulting in a balance of $1,350 at March 31, 2019. An additional $1,137 was advanced during the year ended March 31, 2020; and $38 of commitment fees, to bring the balance of the notes payable to $2,525 at March 31, 2020. Loans made pursuant to the Agreement are secured by a security interest in the Company's collateral held with the lender and guaranteed by the Company's subsidiary, Zest Labs.

The Company pays to the lender a commitment fee on the principal amount of each loan requested thereunder in the amount of 3.5% of the amount thereof. The Company also paid an arrangement fee of $300 to the lender which was paid upon execution of the Agreement. The aforementioned fees were and are netted from proceeds advanced and are recorded as interest expense. Zest Labs is a plaintiff in a litigation styled as Zest Labs, Inc. vs Walmart, Inc., Case Number 4:18-cv-00500 filed in the United States District Court for the Eastern District of Arkansas (the "Zest Litigation"). The Company agrees that within five days of receipt by Zest Labs or the Company of any settlement proceeds from the Zest Litigation, the Company will pay or cause to be paid over to lender an additional fee in an amount equal to (i) 0.50 multiplied by (ii) the highest aggregate principal balance of the loans over the life of the loans through the date of the payment from settlement proceeds; provided, however, that such additional fee shall not exceed the amount of the settlement proceeds.

Subject to customary carve-outs, the Agreement contains customary negative covenants and restrictions for agreements of this type on actions by the Company including, without limitation, restrictions on indebtedness, liens, investments, loans, consolidation, mergers, dissolution, asset dispositions outside the ordinary course of business, change in business and restriction on use of proceeds. In addition, the Agreement requires compliance by the Company of covenants including, but not limited to, furnishing the lender with certain financial reports and protecting and maintaining its intellectual property rights. The Agreement contains customary events of default, including, without limitation, non-payment of principal or interest, violation of covenants, inaccuracy of representations in any material respect and cross defaults with certain other indebtedness and agreements.

Interest expense on the note for the years ended March 31, 2020 and 2019 was $286 and $35, respectively.

On March 31, 2020, the Company converted all principal and interest in the Trend Discovery SPV I, LLC credit facility into shares of the Company's common stock. The conversion of $2,525 of principal and $290 of accrued interest resulted in the issuance of 3,855 shares of common stock at a value of $0.59 per share. This transaction resulted in a gain on conversion of $541. As a result of the conversion, there are no amounts outstanding as of March 31, 2020.

(c)	Senior secured bridge loan of $2,222, containing a debt discount of $132 as of March 31, 2020. This was assumed in the Banner Midstream acquisition, and fully repaid in May 2020, and was secured by machinery and equipment of Pinnacle Frac. Accrued interest on this debt was $48 at March 31, 2020 of which $39 was assumed in the acquisition.

(d)	Unsecured note payable previously issued April 2, 2018 which was assumed by Banner Midstream in the acquisition of a previous entity. The amount is past due and bears interest at 10% per annum. Accrued interest at March 31, 2020 is $22. This amount along with accrued interest of $22 was assumed on March 27, 2020 in the acquisition of Banner Midstream.

(e)	Unsecured note payable previously issued April 2, 2018 which was assumed by Banner Midstream in the acquisition of a previous entity. The amount is past due and bears interest at 10% per annum. Accrued interest at March 31, 2020 is $22. This amount along with accrued interest of $22 was assumed on March 27, 2020 in the acquisition of Banner Midstream.

(f)	Junior secured note payable issued January 16, 2019 to an unrelated third party at 10% interest. Accrued interest at March 31, 2020 is $40. This amount along with accrued interest of $39 was assumed on March 27, 2020 in the acquisition of Banner Midstream. This note was repaid in May 2020.

(g)	Unsecured notes payable issued in June and July 2019 to an unrelated third party at 10% interest. There are three notes to this party in total. Accrued interest on these notes at March 31, 2020 is $30. This amount along with accrued interest of $29 was assumed on March 27, 2020 in the acquisition of Banner Midstream. These notes were converted in May 2020.

(h)	Unsecured note payable issued October 2019 to an unrelated third party at 10% interest. Accrued interest on this note at March 31, 2020 is $24. This amount along with accrued interest of $23 was assumed on March 27, 2020 in the acquisition of Banner Midstream.

(i)	Merchant cash advance loan on Banner Midstream. Accrued interest on this note at March 31, 2020 is $141. The Company assumed $368 of this note along with accrued interest of $144. A total of $7 of principal and $3 of accrued interest was paid between March 28, 2020 and March 31, 2020. This note was repaid in May 2020.

(j)	Merchant cash advance loan on Banner Midstream. Accrued interest on this note at March 31, 2020 is $68. The Company assumed $181 of this note along with accrued interest of $70. A total of $6 of principal and $2 of accrued interest was paid between March 28, 2020 and March 31, 2020. This note was repaid in May 2020.

(k)	Merchant cash advance loan on Banner Midstream. Accrued interest on this note at March 31, 2020 is $12. The Company assumed $69 of this note along with accrued interest of $21. A total of $2 of principal and $1 of accrued interest was paid between March 28, 2020 and March 31, 2020. This note was repaid in May 2020.

(l)	Original loan date of June 14, 2019 with an original maturity date of April 14, 2020. The Company extended this loan for $1,239 at 4.95% with a new maturity date of April 14, 2025. Debt discount on this loan at March 31, 2020 was $16. This loan and discount was assumed in the Banner Midstream acquisition.

(m)	Original loan date of February 28, 2018, due July 28, 2020 at 4.5% interest. This loan was assumed in the Banner Midstream acquisition.

(n)	On July 20, 2018, Pinnacle Vac Service entered into a long-term secured note payable for $56 for a service truck maturing July 20, 2023. The note is secured by the collateral purchased and accrued interest annually at 6.50% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(o)	On August 3, 2018, Pinnacle Frac Transport entered into a long-term secured note payable for $73 for a service truck maturing August 3, 2023. The note is secured by the collateral purchased and accrued interest annually at 6.50% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(p)	On July 18, 2018, Pinnacle Vac Service entered into a long-term secured note payable for $56 for a service truck maturing August 17, 2024. The note is secured by the collateral purchased and accrued interest annually at 9.00% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(q)	On July 26, 2018, Pinnacle Vac Service entered into a long-term secured note payable for $54 for a service truck maturing September 9, 2024. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(r)	On July 26, 2018, Pinnacle Vac Service entered into a long-term secured note payable for $54 for a service truck maturing September 9, 2024. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(s)	On November 5, 2018, Capstone Equipment Leasing entered into four long-term secured notes payable for $140 maturing on November 5, 2021. The notes are secured by the collateral purchased and accrued interest annually at rates ranging between 6.89% and 7.87% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. These notes were assumed in the acquisition of Banner Midstream on March 27, 2020.

(t)	On November 7, 2018, Capstone Equipment Leasing entered into a long-term secured note payable for $301 maturing on November 22, 2023. The note is secured by the collateral purchased and accrued interest annually at 10.25% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2020. This note was assumed in the acquisition of Banner Midstream on March 27, 2020.

(u)	Note payable assumed in the Banner Midstream acquisition at 5% interest. Was used in the purchase of a workover rig for Shamrock. This amount which includes $5 of accrued interest of which that was assumed in the acquisition of Banner Midstream was repaid in June 2020.

The following is a list of maturities (net of discount) as of March 31:

2021	$6,401
2022	182
2023	126
2024	93
2025	20
$6,822